June 27, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	JNLNY Separate Account I File Nos. 333-210507 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3754.

Very truly yours,

/s/ ALISON SAMBORN

Alison Samborn
Senior Attorney, Legal Product Development